SCHEDULE OF MINIMUM CONTRACTUAL OBLIGATIONS OF LEASES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2020	Nov. 01, 2018
Lease Obligations
Operating lease 2023	$ 33,867	$ 67,734
Finance lease 2023	35,784	71,568
Operating lease, 2024	67,734	67,734
Finance lease 2024	65,387	65,387
Operating lease, 2025	67,734	67,734
Finance lease, 2025	12,803	12,803
Operating lease, 2026	67,734	67,734
Finance lease, 2026	5,150	5,150
Operating lease, 2027	67,734	67,734
Finance lease, 2027
Operating lease, thereafter	180,619	180,619
Finance lease, thereafter
Operating lease, total lease payments	485,422	519,289
Finance lease, total lease payments	119,124	154,908
Operating lease, less imputed interest	(233,728)	(241,908)
Finance lease, less imputed interest	(8,071)	(12,974)
Operating lease, total lease liability	251,694	277,381	$ 411,287	$ 80,171
Finance lease, total lease liability	$ 111,053	$ 141,934